Combined Prospectus	Apr. 01, 2026 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Debt Securities of Bell Canada
Maximum Aggregate Offering Price of Securities Previously Registered	$ 3,750,000,000.00
Form Type	F-10
File Number	333-284730-01
Initial Effective Date	Feb. 10, 2025
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus included in this Registration Statement is a combined prospectus that also relates to the registrants' prior Registration Statements on Form F-10 (File Nos. 333-284730 and 333-284730-01, which was initially declared effective on February 10, 2025) and Form F-10 (File Nos. 333-279247 and 333-279247-01, which was initially declared effective on May 10, 2024). As of the date hereof, an aggregate of US$3,750,000,000 of securities remains unsold under those prior Registration Statements and may be offered and sold using the combined prospectus included in this Registration Statement. No separate registration fee is payable with respect to such US$3,750,000,000 of securities because such securities were previously registered.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Guarantees of BCE Inc. of Bell Canada Debt Securities
Form Type	F-10
File Number	333-284730
Initial Effective Date	Feb. 10, 2025
Combined Prospectus Note	See Prospectus Note 1.